Inventory (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
EOS ENERGY STORAGE, LLC [Member]
Inventory (Textual)
Inventories	$ 78,000	$ 0	$ 801,000